Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Segment and Geographic Information [Abstract]
Net revenue		¥ 1,390,327		¥ 1,309,156	¥ 1,123,974
Unrealized gain (loss) on investments in equity securities held for operating purposes		11,545		(21,327)	(7,204)
Consolidated net revenue	[2]	1,401,872	[1]	1,287,829	1,116,770
Non-interest expenses		1,171,201		1,039,568	1,154,471
Consolidated non-interest expenses		1,171,201		1,039,568	1,154,471
Income (loss) before income taxes		219,126		269,588	(30,497)
Unrealized gain (loss) on investments in equity securities held for operating purposes		11,545		(21,327)	(7,204)
Consolidated income (loss) before income taxes		¥ 230,671	[1]	¥ 248,261	¥ (37,701)

[1]	Includes losses arising from the U.S. Prime Brokerage Event. See Note. 23 “Loss Arising from U.S. Prime Brokerage Event.”
[2]	There is no revenue derived from transactions with a single major external customer.